Other Financial Items, Net (Tables)	6 Months Ended
Jun. 30, 2019
Other Income and Expenses [Abstract]
Derivative Instruments, Gain (Loss)

(Losses)/gains on derivative instruments comprise of the following:

(in thousands of $)	Six months ended June 30,
	2019	2018
Mark-to-market adjustment for interest rate swap derivatives	(12,226)	7,713
Mark-to-market adjustment for equity derivatives	(12,605)	(4,374)
Interest income on undesignated interest rate swaps	4,093	2,596
Mark-to-market adjustment for foreign exchange swap derivatives	320	(367)
Unrealized mark-to-market losses on Earn-Out Units	—	(4,500)
	(20,418)	1,068

Schedule of Other Financial Items
Other financial items, net comprise of the following:

(in thousands of $)	Six months ended June 30,
	2019	2018
Foreign exchange loss on operations	(573)	(618)
Amortization of debt guarantee	633	361
Financing arrangement fees and other costs	(3,480)	(53)
Others	81	(164)
	(3,339)	(474)